Annual Operating Expenses - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Initial Class
	Nov. 08, 2023
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	0.78%	[1]

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.72%.